Matthews Emerging Markets Equity Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.2%

	Shares	Value

INDIA: 16.4%
HDFC Bank, Ltd. ADR	32,034	$1,890,326
ICICI Bank, Ltd. ADR	64,368	1,488,188
Infosys, Ltd. ADR	80,930	1,384,712
Dabur India, Ltd.	137,339	912,272
Restaurant Brands Asia, Ltd.[b]	601,859	903,790
UltraTech Cement, Ltd.	8,974	892,075
PI Industries, Ltd.	18,777	780,781
Indian Hotels Co., Ltd.	144,110	713,424
Kotak Mahindra Bank, Ltd.	28,398	593,565

Total India		9,559,133

CHINA/HONG KONG: 15.6%
Tencent Holdings, Ltd.	62,200	2,431,819
H World Group, Ltd. ADR[b]	29,003	1,143,588
AIA Group, Ltd.	138,200	1,126,690
Yum China Holdings, Inc.	18,264	1,017,670
JD.com, Inc. Class A	67,900	997,886
BYD Co., Ltd. A Shares	29,400	955,149
Midea Group Co., Ltd. A Shares	125,600	954,031
Innovent Biologics, Inc.[b,c,d]	104,000	507,926

Total China/Hong Kong		9,134,759

MEXICO: 9.4%
Prologis Property Mexico SA de CV REIT	579,400	1,998,736
GCC SAB de CV	105,800	998,003
Becle SAB de CV	365,500	872,817
Grupo Financiero Banorte SAB de CV Class O	102,300	860,089
Grupo Aeroportuario del Sureste SAB de CV ADR	3,185	782,586

Total Mexico		5,512,231

BRAZIL: 9.0%
Banco BTG Pactual SA	215,300	1,336,484
Vinci Partners Investments, Ltd. Class A	90,122	919,244
Hapvida Participacoes e Investimentos SAb,c,d	906,500	851,225
Vale SA ADR	59,249	793,937
Armac Locacao Logistica E Servicos SA	276,300	708,801
WEG SA	87,900	636,964

Total Brazil		5,246,655

VIETNAM: 6.6%
FPT Corp.	658,305	2,513,504
Military Commercial Joint Stock Bank	1,101,405	838,346
HDBank	696,918	497,491

Total Vietnam		3,849,341

TAIWAN: 6.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	181,000	2,932,513
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,883	685,033

Total Taiwan		3,617,546

UNITED STATES: 4.9%
Globant SAb	5,868	1,160,984
Applied Materials, Inc.	7,924	1,097,078
Freeport-McMoRan, Inc.	15,718	586,124

Total United States		2,844,186

	Shares	Value

FRANCE: 3.8%
TotalEnergies SE ADR	22,951	$1,509,258
LVMH Moet Hennessy Louis Vuitton SE	959	727,391

Total France		2,236,649

AUSTRALIA: 2.8%
Woodside Energy Group, Ltd.	70,186	1,652,926

Total Australia		1,652,926

PHILIPPINES: 2.7%
Ayala Corp.	74,760	824,559
Wilcon Depot, Inc.	1,918,800	746,140

Total Philippines		1,570,699

UNITED KINGDOM: 2.1%
Prudential PLC	112,943	1,225,235

Total United Kingdom		1,225,235

INDONESIA: 2.1%
PT Bank Rakyat Indonesia Persero Tbk	3,607,200	1,219,516

Total Indonesia		1,219,516

KAZAKHSTAN: 1.7%
Kaspi.KZ JSC GDR[d]	10,103	977,970

Total Kazakhstan		977,970

POLAND: 1.5%
Dino Polska SAb,c,d	10,614	863,214

Total Poland		863,214

SOUTH KOREA: 1.4%
LG Chem, Ltd.	2,311	850,312

Total South Korea		850,312

SWITZERLAND: 1.3%
Cie Financiere Richemont SA Class A	6,317	773,397

Total Switzerland		773,397

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	31,100	738,165

Total Zambia		738,165

SINGAPORE: 1.2%
CapitaLand Investment, Ltd.	311,300	707,033
CapitaLand Ascott Trust	21,252	14,948

Total Singapore		721,981

UNITED ARAB EMIRATES: 1.2%
Fertiglobe PLC	740,291	703,398

Total United Arab Emirates		703,398

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 1.0%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	798,700	$583,765

Total Thailand		583,765

TOTAL COMMON EQUITIES		53,881,078

(Cost $54,713,689)

PREFERRED EQUITIES: 5.3%

SOUTH KOREA: 5.3%
Samsung Electronics Co., Ltd., Pfd.	76,289	3,081,184

Total South Korea		3,081,184

TOTAL PREFERRED EQUITIES		3,081,184

(Cost $3,141,694)

SHORT-TERM INVESTMENTS: 1.7%

MONEY MARKET FUNDS: 1.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[e]	1,031,630	1,031,630

(Cost $1,031,630)

TOTAL INVESTMENTS: 99.2%		57,993,892
(Cost $58,887,013)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		451,478

NET ASSETS: 100.0%		$58,445,370

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $2,222,365, which is 3.80% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

2	MATTHEWS ASIA FUNDS